TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of valuation allowances
Balance at beginning of year	¥ 238	¥ 197	¥ 150
Current year additions	244	41	47
Balance at end of year	482	238	¥ 197
Net operating tax loss carry forwards	1,700
Unrecognized tax benefit and accrual	¥ 0	¥ 0